Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Summary of Property, Plant and Equipment

Property, Plant and Equipment of the Group correspond to computer equipment and building improvements that are stated at cost less accumulated depreciation.

	2022			2021
	Computer Equipment	Building improvements	Total	Computer Equipment	Building improvements	Work in Progress	Total
Cost	1,823	1,257	3,080	645	—	486	1,131
Accumulated depreciation	(553)	(42)	(595)	(218)	—	—	(218)
Opening book value, January 1	1,270	1,215	2,485	427	—	486	913
Additions	987	—	987	1,178	—	771	1,949
Transfers	—	—	—	—	1,257	(1,257)	—
Depreciation of the year	(562)	(176)	(738)	(335)	(42)	—	(377)
Total as of December 31	1,695	1,039	2,734	1,270	1,215	—	2,485
Cost	2,810	1,257	4,067	1,823	1,257	—	3,080
Accumulated depreciation	(1,115)	(218)	(1,333)	(553)	(42)	—	(595)